ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
27. ACQUISITIONS
Acquisition of InfoSum

On 4 April 2025, the Group acquired 100% of the ordinary share capital of Cognitive Logic Inc. (“InfoSum”), a data collaboration platform.

Total cash consideration of £108 million was paid on completion date. Total net assets acquired were £17 million, including £32 million of proprietary technology intangible assets. The goodwill recognised on the acquisition was £91 million. The goodwill is attributable to anticipated synergies and will not be deductible for tax purposes.

Acquisition of non-controlling interests of MAP and Resolve

On 19 September 2025, the Group entered into agreements to purchase the remaining 49% shareholding of two subsidiaries, VML MAP A/S ("MAP") and Resolve Aps ("Resolve"), for total consideration of £134 million, payable in three equal instalments in January 2026, 2027 and 2028.
The present value of the consideration has been recognised within deferred consideration liabilities, with a corresponding adjustment to equity, including the derecognition of previous non-controlling interests.